SHARE-BASED COMPENSATION - Information Related to Share Options Outstanding (Details)	Dec. 31, 2019 USD ($) shares year	Dec. 31, 2019 CAD ($) shares year	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	7,486,326	7,486,326	7,100,000	7,100,000	6,700,000
Weighted Average Remaining Contractual Life (years) | year	3.4	3.4
Weighted Average Exercise Price (C$/share)	$ 5.11	$ 5.11	$ 6.15	$ 6.15	$ 6.81
1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	4,000,000	4,000,000
Weighted Average Remaining Contractual Life (years) | year	3.5	3.5
Weighted Average Exercise Price (C$/share)		$ 3.96
5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement (in shares) | shares	3,500,000	3,500,000
Weighted Average Remaining Contractual Life (years) | year	3.2	3.2
Weighted Average Exercise Price (C$/share)		$ 6.41
Bottom of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)		1.01
Bottom of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)		5.01
Top of range | 1.01 - 5.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)		5.00
Top of range | 5.01 - 10.00
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (C$/share)		$ 10.00